UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22610

THE HARTFORD ALTERNATIVE STRATEGIES FUND

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission,100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Alternative Strategies Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 1.8%
		Computer and Electronic Product Manufacturing - 1.0%
		SunEdison, Inc.
	$458	0.25%, 01/15/2020 ■β	$427
	300	2.00%, 10/01/2018 ■	427
	292	2.75%, 01/01/2021 ■	425
			1,279
		Petroleum and Coal Products Manufacturing - 0.8%
		Cobalt International Energy, Inc.
	1,425	3.13%, 05/15/2024 β	1,022

		Total Corporate Bonds
		(Cost $2,475)	$2,301

Foreign Government Obligations - 15.2%
		Greece - 3.3%
		Greece (Republic of)
EUR	1,800	2.00%, 02/24/2023 §	1,175
EUR	1,690	2.00%, 02/24/2024 §	1,091
EUR	1,605	2.00%, 02/24/2025 §	1,015
EUR	1,280	2.00%, 02/24/2028 §	716
EUR	695	2.00%, 02/24/2029 §	385
			4,382
		Mexico - 11.1%
		Mexico (United Mexican States)
MXN	174,228	4.50%, 11/22/2035 ◄	14,512

		South Africa - 0.8%
		South Africa (Republic of)
ZAR	8,866	5.50%, 12/07/2023 ◄	990

		Total Foreign Government Obligations
		(Cost $23,277)	$19,884

U.S. Government Securities - 13.1%
	U.S. Treasury Securities - 13.1%
		U.S. Treasury Bonds - 13.1%
	$9,325	0.63%, 02/15/2043 ◄	$9,806
	5,150	1.38%, 02/15/2044 ◄	6,416
	575	2.38%, 01/15/2025 ◄╦	886
			17,108
		Total U.S. Government Securities
		(Cost $14,028)	$17,108

Common Stocks - 7.2%
		Banks - 2.8%
	894	Alpha Bank A.E. ●	$327
	29	BNP Paribas	1,529
	653	Eurobank Ergasias S.A. ●	81
	348	Piraeus Bank S.A. ●	202
	36	Societe Generale Class A	1,460
			3,599
		Capital Goods - 0.0%
	4	Ellaktor S.A. ●	8

		Commercial and Professional Services - 0.6%
	34	Heidrick & Struggles International, Inc.	753

		Consumer Durables and Apparel - 0.7%
	49	PanaHome Corp.	294
	52	Sekisui House Ltd.	670
			964
		Consumer Services - 0.0%
	2	Opap S.A.	14

		Diversified Financials - 0.5%
	75	Hellenic Exchanges - Athens Stock Exchange S.A.	404
	68	Uranium Participation Corp. ●	292
			696
		Energy - 1.2%
	38	Japan Petroleum Exploration Co., Ltd.	1,156
	58	Motor Oil Hellas Corinth Refineries S.A.	391
			1,547
		Real Estate - 1.4%
	11	Deutsche Annington Immobile	370
	169	Grivalia Properties REIC	1,506
			1,876
		Total Common Stocks
		(Cost $12,467)	$9,457

Exchange Traded Funds - 3.5%
		Other Investment Pools and Funds - 3.5%
	3	Health Care Select Sector SPDR Fund	$237
	248	PowerShares DB Commodity Index Tracking Fund ●	4,314
			4,551
		Total Exchange Traded Funds
		(Cost $6,628)	$4,551

Warrants - 0.1%
		Banks - 0.1%
	470	Alpha Bank A.E.	$202

		Total Warrants
		(Cost $877)	$202

		Total Long-Term Investments Excluding Purchased Options
		(Cost $59,752)	$53,503

Short-Term Investments - 48.8%
	Repurchase Agreements - 48.8%
		Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $62, collateralized by U.S. Treasury Note 0.88%, 2017, value of $64)
	$62	0.04%, 1/31/15	$62
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/02/2015 in the amount of $2,694,
collateralized by FHLMC 3.50% - 4.00%, 2032
- 2045, FNMA 1.83% - 4.50%, 2025 - 2045,
		value of $2,748)
	2,694	0.06%, 1/31/15	2,694

1

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Short-Term Investments - 48.8% - (continued)
Repurchase Agreements - 48.8% - (continued)
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $19,548, collateralized by U.S.
Treasury Bill 0.04% - 0.25%, 2015 - 2016,
U.S. Treasury Bond 3.00% - 9.88%, 2015 -
2044, U.S. Treasury Note 0.25% - 4.63%,
	2015 - 2022, value of $19,939)
$19,548	0.05%, 1/31/15		$19,548
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $4,551, collateralized by FHLMC
2.00% - 5.50%, 2022 - 2044, FNMA 3.00% -
4.00%, 2022 - 2042, GNMA 3.00%, 2043,
U.S. Treasury Bill 0.25%, 2016, U.S. Treasury
Note 0.75% - 2.50%, 2017 - 2024, value of
	$4,642)
4,551	0.06%, 1/31/15		4,551
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $13,021, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $13,282)
13,021	0.04%, 1/31/15		13,021
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $8,466, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $8,635)
8,466	0.05%, 1/31/15		8,466
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $742, collateralized by FHLMC
2.50% - 6.50%, 2020 - 2041, FNMA 2.50% -
6.50%, 2016 - 2047, GNMA 3.50%, 2045,
U.S. Treasury Bill 0.07% - 0.25%, 2015 -
2016, U.S. Treasury Bond 2.38% - 5.38%,
2027 - 2043, U.S. Treasury Note 0.13% -
	4.63%, 2015 - 2024, value of $757)
742	0.05%, 1/31/15		742
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $3,113, collateralized by U.S.
Treasury Bond 8.13%, 2019, U.S. Treasury
Note 2.38% - 3.63%, 2020 - 2024, value of
	$3,176)
3,113	0.06%, 1/31/15		3,113
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $191, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $195)
191	0.06%, 1/31/15		191
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $11,620, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $11,852)
11,620	0.07%, 1/31/15		11,620
			64,008
	Total Short-Term Investments
	(Cost $64,008)		$64,008

	Total Investments Excluding Purchased Options
	(Cost $123,760)	89.7%	$117,511
	Total Purchased Options
	(Cost $193)	—%	18
	Total Investments
	(Cost $123,953) ▲	89.7%	$117,529
	Other Assets and Liabilities	10.3%	13,502
	Total Net Assets	100.0%	$131,031

2

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $124,308 and the aggregate gross unrealized appreciation and depreciation based on that cost were: Unrealized

Appreciation	$3,509
Unrealized Depreciation	(10,288)
Net Unrealized Depreciation	$(6,779)

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

●	Non-income producing.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise noted, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $1,279, which represents 1.0% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $4,382, which represents 3.3% of total net assets.

β	Convertible security.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

Cash  pledged and received as collateral in connection with derivatives at January 31, 2015:

	Pledged ‡	Received
OTC option and/or OTC swap contracts	$–	$334
Exchange traded options contracts	3,175	–
Futures contracts	7,760	–
Total	$10,935	$334

‡	As previously noted, certain securities, or a portion of these securities, are pledged as collateral in connection with certain derivative instruments. These securities are held by the Fund but are not represented in the table above.

3

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Exchange Traded Option Contracts Outstanding at January 31, 2015

Description	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Received/Paid by Fund Δ	Unrealized Appreciation (Depreciation)
Purchased option contracts:
Calls
S&P 500 Index Option	EQ	2,150.00 USD	03/20/15	USD	95	$18	$193	$(175)

Written option contracts:
Puts
S&P 500 Index Option	EQ	1,850.00 USD	03/20/15	USD	63	$121	$97	$(24)

* The number of contracts does not omit 000's.

Δ For purchased options, premiums are paid by the Fund, for written options, premiums are received.

Futures Contracts Outstanding at January 31, 2015

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
Canadian Government 10-Year Bond Future	7	03/20/2015	$773	$803	$30	$–	$6	$–
Euro STOXX 50 Future	482	03/20/2015	16,917	18,241	1,324	–	–	(126)
FTSE/MIB Index Future	2	03/20/2015	233	231	–	(2)	–	(1)
German Stock Exchange Future	17	03/20/2015	5,133	5,136	3	–	–	(19)
IBEX 35 Index Future	7	02/20/2015	824	822	–	(2)	–	(9)
Long Gilt Future	5	03/27/2015	910	933	23	–	6	–
MSCI Taiwan Stock Index Future	265	02/25/2015	9,326	9,219	–	(107)	–	(24)
NIKKEI 225 Index Future	44	03/12/2015	6,556	6,621	65	–	22	–
S&P 500 (E-Mini) Future	165	03/20/2015	16,500	16,404	–	(96)	–	(248)
SGX FTSE China A50 Index Future	194	02/26/2015	2,132	2,036	–	(96)	–	(28)
SGX S&P CNX NIFTY Future	123	02/26/2015	2,210	2,184	–	(26)	–	(26)
Stockholm Stock Exchange Future	59	02/20/2015	1,037	1,121	84	–	2	–
TDX ISE National-30 Index Future	55	02/27/2015	256	249	–	(7)	–	–
Tokyo Price Index Future	9	03/12/2015	1,071	1,084	13	–	1	–
U.S. Treasury 10-Year Note Future	168	03/20/2015	21,455	21,987	532	–	115	–
Total					$2,074	$(336)	$152	$(481)
Short position contracts:
Australian 10-Year Bond Future	63	03/16/2015	$6,294	$6,464	$–	$(170)	$–	$(20)
Australian SPI 200 Index Future	134	03/19/2015	13,804	14,453	–	(649)	1	(76)
CAC 40 10 EURO Future	52	02/20/2015	2,522	2,707	–	(185)	16	–
Euro-BUND Future	62	03/06/2015	11,017	11,167	–	(150)	–	(47)
FTSE 100 Index Future	25	03/20/2015	2,369	2,525	–	(156)	18	–
FTSE/JSE Top 40 Future Index	130	03/19/2015	4,724	5,048	–	(324)	–	(39)
Japan 10-Year Bond Future	24	03/11/2015	30,114	30,274	–	(160)	–	(39)
Mexican Stock Exchange Index Future	377	03/20/2015	10,346	10,287	59	–	241	–
Russell 2000 Mini Index Future	57	03/20/2015	6,510	6,619	–	(109)	163	–
S&P/TSX 60 Index Future	57	03/19/2015	7,390	7,675	–	(285)	7	–
Total					$59	$(2,188)	$446	$(221)
Total futures contracts					$2,133	$(2,524)	$598	$(702)

* The number of contracts does not omit 000's.

4

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

OTC Total Return Swap Contracts Outstanding at January 31, 2015

		Notional		Payments received	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount		(paid) by Fund	Date	Paid	Received	Value ╪	Asset	Liability
Eurex Stoxx Bank	GSC	EUR	709	CAH5	03/20/15	$–	$–	$(35)	$–	$(35)
S&P 500 Energy Sector Index	BOA	USD	170	1M LIBOR - 0.45%	01/29/16	–	–	5	5	–
S&P 500 Materials Sector Index	BOA	USD	7,778	1M LIBOR + 0.45%	12/31/15	–	–	96	96	–
Technology Select Sector Index	BCLY	USD	508	(1M LIBOR + 0.45%)	06/30/15	–	–	(1)	–	(1)
Utilities Select Sector Index	BCLY	USD	335	1M LIBOR + 0.25%	06/30/15	–	–	(12)	–	(12)
WIG20 Index	GSC	PLN	13,345	KRSU5	03/20/15	–	–	64	64	–
Total						$–	$–	$117	$165	$(48)

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	03/18/2015	BNP	$527	$508	$–	$(19)
AUD	Buy	03/18/2015	SSG	640	615	–	(25)
AUD	Sell	03/18/2015	BOA	1,049	1,032	17	–
AUD	Sell	03/18/2015	MSC	169	169	–	–
AUD	Sell	03/18/2015	RBC	2,080	1,957	123	–
AUD	Sell	03/18/2015	TDS	626	612	14	–
BRL	Buy	02/03/2015	UBS	2,964	2,854	–	(110)
BRL	Sell	02/03/2015	BCLY	80	78	2	–
BRL	Sell	02/03/2015	MSC	2,602	2,611	–	(9)
BRL	Sell	02/03/2015	UBS	165	165	–	–
BRL	Sell	03/03/2015	UBS	2,942	2,833	109	–
CAD	Buy	03/18/2015	BNP	557	517	–	(40)
CAD	Buy	03/18/2015	MSC	651	596	–	(55)
CAD	Buy	03/18/2015	RBC	332	300	–	(32)
CAD	Sell	03/18/2015	BOA	262	256	6	–
CAD	Sell	03/18/2015	CBA	922	901	21	–
CAD	Sell	03/18/2015	MSC	409	408	1	–
CHF	Sell	03/18/2015	CSFB	654	698	–	(44)
CNY	Sell	03/18/2015	UBS	1,302	1,284	18	–
EUR	Buy	03/18/2015	BCLY	425	423	–	(2)
EUR	Buy	03/18/2015	BOA	1,314	1,324	10	–
EUR	Buy	03/18/2015	BOA	170	163	–	(7)
EUR	Buy	03/18/2015	CBA	1,977	1,991	14	–
EUR	Buy	03/18/2015	JPM	392	355	–	(37)
EUR	Buy	03/18/2015	MSC	413	413	–	–
EUR	Buy	03/18/2015	SSG	410	388	–	(22)
EUR	Buy	03/18/2015	TDS	359	358	–	(1)
EUR	Buy	03/18/2015	UBS	1,043	1,047	4	–
EUR	Sell	02/03/2015	BCLY	58	58	–	–
EUR	Sell	03/18/2015	HSBC	2,763	2,617	146	–
EUR	Sell	02/02/2015	MSC	10	10	–	–
EUR	Sell	03/18/2015	MSC	990	910	80	–
EUR	Sell	03/18/2015	NAB	22,177	20,237	1,940	–
GBP	Buy	03/18/2015	MSC	524	524	–	–
GBP	Buy	03/18/2015	MSC	327	315	–	(12)
GBP	Buy	03/18/2015	TDS	1,329	1,319	–	(10)
GBP	Sell	03/18/2015	BOA	786	791	–	(5)
GBP	Sell	03/18/2015	CBA	347	349	–	(2)
GBP	Sell	03/18/2015	RBC	331	319	12	–
GBP	Sell	03/18/2015	SSG	1,293	1,284	9	–
IDR	Buy	03/18/2015	BNP	316	311	–	(5)
IDR	Sell	03/18/2015	JPM	135	141	–	(6)
IDR	Sell	03/18/2015	SCB	166	169	–	(3)
INR	Buy	03/18/2015	BCLY	2,598	2,665	67	–

5

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
INR	Buy	02/27/2015	CBK	$530	$535	$5	$–
INR	Buy	03/18/2015	UBS	4,596	4,617	21	–
INR	Sell	03/18/2015	BCLY	1,313	1,357	–	(44)
INR	Sell	03/18/2015	MSC	1,312	1,300	12	–
JPY	Buy	03/18/2015	BNP	526	535	9	–
JPY	Buy	03/18/2015	BOA	394	396	2	–
JPY	Buy	03/18/2015	BOA	84	84	–	–
JPY	Buy	03/18/2015	GSC	337	343	6	–
JPY	Buy	03/18/2015	TDS	326	327	1	–
JPY	Sell	03/18/2015	CBA	349	351	–	(2)
JPY	Sell	03/18/2015	GSC	9,006	9,177	–	(171)
JPY	Sell	03/18/2015	MSC	127	127	–	–
KRW	Buy	03/18/2015	UBS	70	69	–	(1)
KRW	Sell	03/18/2015	UBS	233	237	–	(4)
MXN	Sell	03/18/2015	JPM	326	322	4	–
MXN	Sell	03/18/2015	MSC	13,560	13,067	493	–
NOK	Buy	03/18/2015	GSC	329	306	–	(23)
NOK	Sell	03/18/2015	JPM	321	306	15	–
SEK	Buy	03/18/2015	HSBC	555	533	–	(22)
SEK	Buy	03/18/2015	JPM	670	613	–	(57)
SEK	Buy	03/18/2015	SSG	300	286	–	(14)
SEK	Sell	03/18/2015	CBA	242	243	–	(1)
SEK	Sell	03/18/2015	TDS	670	667	3	–
SGD	Sell	03/18/2015	TDS	981	981	–	–
TRY	Buy	03/18/2015	UBS	166	156	–	(10)
TWD	Buy	02/27/2015	JPM	3,723	3,771	48	–
TWD	Sell	03/18/2015	BOA	2,651	2,664	–	(13)
TWD	Sell	03/18/2015	CBA	2,556	2,530	26	–
TWD	Sell	03/18/2015	CBK	7,805	7,710	95	–
ZAR	Sell	03/18/2015	UBS	3,671	3,673	–	(2)
Total						$3,333	$(810)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDS	TD Securities, Inc.
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	EURO
GBP	British Pound
IDR	Indonesian New Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PLN	Polish New Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
CAC	Cotation Assistee en Continu
CNX	National Stock Exchange of India
FTSE	Financial Times and Stock Exchange
IBEX	Spanish Stock Index
ISE	International Security Exchange
JSE	Johannesburg Stock Exhange
KRSU5	WIG20 Index Future
MIB	Milano Italia Borsa
MSCI	Morgan Stanley Capital International
S&P	Standard & Poors
SGX	Singapore Exchange
TDX	db-X In-Target Date Fund
TSX	Toronto Stock Exchange
WIG20	Capitalization-weighted stock market index of the 20 largest companies on the Warsaw Stock Exchange

Other Abbreviations:
EQ	Equity
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
REIC	Real Estate Investment Company
SPDR	Standard & Poor's Depositary Receipt

Credit Exposure

as of January 31, 2015

Credit Rating *	Percentage of Net Assets
Aa/ AA	13.1%
A	11.1
Baa/ BBB	0.8
B	3.3
Caa/ CCC or Lower	0.8
Not Rated	1.0
Non-Debt Securities and Other Short-Term Instruments	59.6
Other Assets and Liabilities	10.3
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to the Fund's shares. Ratings may change.

7

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Banks	$3,599	$–	$3,599	$–
Capital Goods	8	–	8	–
Commercial and Professional Services	753	753	–	–
Consumer Durables and Apparel	964	–	964	–
Consumer Services	14	–	14	–
Diversified Financials	696	292	404	–
Energy	1,547	391	1,156	–
Real Estate	1,876	–	1,876	–
Total	9,457	1,436	8,021	–
Corporate Bonds	2,301	–	2,301	–
Exchange Traded Funds	4,551	4,551	–	–
Foreign Government Obligations	19,884	–	19,884	–
U.S. Government Securities	17,108	6,416	10,692	–
Warrants	202	202	–	–
Short-Term Investments	64,008	–	64,008	–
Purchased Options	18	18	–	–
Total	$117,529	$12,623	$104,906	$–
Foreign Currency Contracts*	$3,333	$–	$3,333	$–
Futures*	2,133	2,133	–	–
Swaps - Total Return*	165	–	165	–
Total	$5,631	$2,133	$3,498	$–
Liabilities:
Written Options	121	121	–	–
Total	$121	$121	$–	$–
Foreign Currency Contracts*	$810	$–	$810	$–
Futures*	2,524	2,524	–	–
Swaps - Total Return*	48	–	48	–
Total	$3,382	$2,524	$858	$–

♦	For the three-month period ended January 31, 2015, investments valued at $423 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

8

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD ALTERNATIVE STRATEGIES FUND

Date: March 13, 2015	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 13, 2015	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: March 13, 2015	By:	/s/ Mark A. Annoni
Mark A. Annoni
Vice President, Treasurer and Controller